Supplementary Oil And Gas Information (Results Of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	$ 4,918	$ 5,676	$ 6,006
Operating costs, production and mineral taxes and accretion of asset retirement obligations	887	1,072	1,059
Depreciation, depletion and amortization	1,850	2,192	1,920
Results of Operations, Impairment of Oil and Gas Properties	4,664	2,249
Operating income (loss)	(2,483)	163	3,027
Income taxes	(814)	182	999
Results of operations	(1,669)	(19)	2,028
Canada [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	2,205	2,382	2,393
Operating costs, production and mineral taxes and accretion of asset retirement obligations	397	431	361
Depreciation, depletion and amortization	748	966	826
Results of Operations, Impairment of Oil and Gas Properties	1,822	2,249
Operating income (loss)	(762)	(1,264)	1,206
Income taxes	(191)	(335)	340
Results of operations	(571)	(929)	866
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	2,713	3,294	3,613
Operating costs, production and mineral taxes and accretion of asset retirement obligations	490	641	698
Depreciation, depletion and amortization	1,102	1,226	1,094
Results of Operations, Impairment of Oil and Gas Properties	2,842
Operating income (loss)	(1,721)	1,427	1,821
Income taxes	(623)	517	659
Results of operations	$ (1,098)	$ 910	$ 1,162